UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 15, 2003
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  111,548
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.             Form 13F File Number          Name



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
                                        FORM 13FINFORMATION TABLE
                                         VALUE       SHARES/     SH/PUT/INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASSCUSIP NO (X$1000)     PRN AMT     PRNCALLDSCRETNMANAGERS SOLE      SHARED     NONE
Allete                COM      018522102    2284           110042SH      SOLE          110042       0         0
Apogent Technolog     COM      03760A101    1827           125325SH      SOLE          125325       0         0
Autodesk              COM      052769106    3783           247914SH      SOLE          247914       0         0
Avon Products         COM      543031025    3159            55380SH      SOLE           55380       0         0
Barclay Russell M     COM      464287473      13              200SH      SOLE             200       0         0
Boston Properties     COM      101121101    4094           108019SH      SOLE          108019       0         0
Burlington Resour     COM      122014103    5443           114094SH      SOLE          114094       0         0
Centurytel            COM      156700106    4881           176862SH      SOLE          176862       0         0
Edward Lifescienc     COM      28176E108    4104           149773SH      SOLE          149773       0         0
Gap (The)             COM      364760108    2911           200918SH      SOLE          200918       0         0
Grant Prideco         COM      38821G101    3395           281535SH      SOLE          281535       0         0
HCC Insurance Hol     COM      404132102    4684           183268SH      SOLE          183268       0         0
Idex Corporation      COM      45167R104    2638            90981SH      SOLE           90981       0         0
Jacobs Engineerin     COM      469814107    6970           165914SH      SOLE          165914       0         0
Jones Apparel         COM      480074103    2834           103311SH      SOLE          103311       0         0
Kinder Morgan Ene     COM      494550106    1285            34735SH      SOLE           34735       0         0
Kinder Morgan Man     COM      49455U100    4000           123656SH      SOLE          123656       0         0
Kroger                COM      501044101    2507           190653SH      SOLE          190653       0         0
La Quinta Corp        COM      50419U202    2112           692497SH      SOLE          692497       0         0
New York Times        COM      650111107    3028            70180SH      SOLE           70180       0         0
PartnerRe             COM      G6852T105    4886            97239SH      SOLE           97239       0         0
Pep Boys              COM      713278109    3205           421682SH      SOLE          421682       0         0
Pioneer Natural R     COM      723787107    3880           154565SH      SOLE          154565       0         0
Pittston Brinks G     COM      725701106    2078           149894SH      SOLE          149894       0         0
Prentiss Properti     COM      740706106    3390           125089SH      SOLE          125089       0         0
Principal Financi     COM      74251V102    2968           109343SH      SOLE          109343       0         0
Ross Stores           COM      778296103    2912            80546SH      SOLE           80546       0         0
Southtrust            COM      844730101    4334           169754SH      SOLE          169754       0         0
Southwest Airline     COM      844741108    3854           268365SH      SOLE          268365       0         0
Tektronix             COM      879131100    3057           178222SH      SOLE          178222       0         0
Tuesday Morning       COM      899035505      72             3661SH      SOLE            3661       0         0
Union Pacific         COM      907818108    4337            78854SH      SOLE           78854       0         0
Varian Medical Sy     COM      92220P105    3567            66138SH      SOLE           66138       0         0
Zebra Technnologi     COM      989207105    3055            47439SH      SOLE           47439       0         0